Principal Activities, Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2010
Principal Activities, Organization and Basis of Presentation [Abstract]
PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PRESENTATION

(1)	PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PRESENTATION

Principal activities and organization

LDK Solar Co., Ltd. (the “Company” or “LDK”) is incorporated in the Cayman Islands and was established on May 1, 2006. LDK and its subsidiaries (collectively, the “Group”) are principally engaged in the design, development, manufacturing and marketing of photovoltaic (“PV”) products and development of power plant projects in the People’s Republic of China (“PRC”) and overseas market.

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

The accompanying consolidated financial statements contemplate the realization of assets and the satisfaction of liabilities in the normal course of business.

As of December 31, 2010, the Group had a working capital deficit (total consolidated current liabilities exceeded total consolidated current assets) of US$1,602,401. As of December 31, 2010, the Group had cash and cash equivalents of US$202,127, most of which are held by the Company’s subsidiaries in the PRC and 85.3% of the Group’s short term bank borrowings and current installments of its long-term debt totaling US$1,280,687 reside with these subsidiaries. These factors initially raised substantial doubt as to the Group’s ability to continue as a going concern. However, management believes it has developed a liquidity plan, as summarized below, that, if executed successfully, will provide sufficient liquidity to meet the Group’s obligations as they become due for a reasonable period of time.

•	Bank Financing

With an aim to improve liquidity, the Group has been successfully negotiating with certain banks and will continue to negotiate with other banks to obtain long-term revolving bank facilities. From January 1, 2011 to March 31, 2011, the Group has obtained additional secured and unsecured short-term bank borrowings of US$570,865 with interest rates ranging from 0.31% to 6.06% and secured and unsecured long-term bank borrowings of US$205,458 with interest rates ranging from 4.46% to 6.60% (subject to repricing annually), and repaid short-term borrowings and current installments of long-term borrowings totaling US$542,347. As of March 31, 2011, the Group’s short-term borrowings and current installments of long-term borrowings and long-term borrowings amounted to US$1,545,000 and US$794,659, respectively. As of March 31, 2011, the Group had total revolving credit facilities of US$3,112,967, of which US$1,079,157 was unused. In addition, on September 26, 2010, the Group entered into a strategic financing framework agreement with China Development Bank Corporation (“CDB”), pursuant to which CDB has agreed to provide up to RMB 60 billion, or approximately US$8.9 billion, of credit facilities to the Group over a five-year period subject to certain conditions and terms to be agreed at each time the Group requests to borrow under this agreement. Management believes that the Group will be able to obtain continued borrowing facilities from the banks so that when required by the Group, the bank loans due for repayment within the next 12 months can be successfully replaced with new loans drawn down from existing revolving banking facilities and new borrowing facilities.

•	Reorganization of the Group’s polysilicon business

The Group has transferred the equity interests in LDKPV and LDKSP previously held by the Company and Jiangxi LDK Solar Hi-tech Co., Ltd. (“JXLDK”) to LDK Silicon & Chemical Technology Co., Ltd. (“LDKSCT”). In addition, the Group purchased back 15% equity interests in LDKPV from a PRC local company in December 2010. LDKPV and LDKSP are engaged in the manufacture and sales of polysilicon materials.

On December 30, 2010, the Group entered into a definitive agreement with China Development Bank Capital Corporation Ltd., a wholly owned subsidiary of CDB, Excel Rise Holdings Limited and Prosper East Limited, investment funds affiliated with China Construction Bank Corporation, and an investment fund affiliated with Bank of China. Under terms of the agreement, these investors agreed to subscribe for 240 million series A redeemable convertible preferred shares of LDK Silicon & Chemical Technology Co., Ltd. (“LDKSCT”), one of our wholly owned subsidiaries incorporated in the Cayman Islands, for an aggregate price of US$240 million, subject to the various PRC governmental approvals relating to foreign investments in foreign enterprises as well as corporate approvals of each party. Please refer to Note 8 for the details of this investment agreement.

The Group’s management believes that the above reorganization and funding from PRC domestic investment funds could facilitate the Group’s ability to seek additional funding, if in the overall interests of the Group, from international strategic investors, for the Group’s polysilicon business.

•	Cost reduction

The Group has been negotiating with a number of vendors, including suppliers of equipment and construction materials, for them to provide the Group with lower prices or more favourable payment terms in order to achieve cost savings for its planned capital expenditures during the next 12 months.

•	Additional Equity or debt offering by the Company

On February 1, 2011, the Company issued 13,800,000 ADSs, representing 13,800,000 ordinary shares at a price of US$12.4 per ADSs, raising approximately US$164,220, net of certain expenses. On February 28, 2011 and April 11, 2011, the Company respectively issued an aggregate principal amount of RMB 1,200,000 and RMB 500,000, 10% US$-Settled Senior Notes due 2014 (the “Senior Notes”) and received net proceeds from the offering, after deducting certain expenses, of approximately US$254,994 in total. The Company will consider obtaining additional fundings from the issuance of additional equity or debt when market conditions permit and such issuance are in the overall interests of the Group’s business.

Therefore, after careful consideration of the factors that initially raises substantial doubt and the liquidity plans described above, management has prepared the accompanying consolidated financial statements on the basis that the Group will be able to continue as going concern. The consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded assets or the amounts and classification of liabilities or any other adjustments that might be necessary should the Group be unable to continue as a going concern.